Note 11 - Restatement (Tables)	9 Months Ended
Jan. 31, 2016
Note 11 - Restatement Tables
Schedule of restatement
	Original	Adjustments	As Restated

Balance Sheet at January 31, 2015:

Investments	$475,000	$(460,000)	$15,000
Deferred revenue	309,375	(306,808)	2,567

Income Statement for Three Months Ended 1/31/15:

Revenues	182,845	(133,192)	49,653
Net loss	(321,044)	(133,192)	(454,236)
Earnings per share	0.00	0.00	0.00
Earnings per share – diluted	0.00	0.00	0.00

Income Statement for Nine Months Ended 1/31/15:

Revenues	239,289	(153,192)	86,097
Net loss	(35,116)	(153,192)	(188,308)
Earnings per share	0.00	0.00	0.00
Earnings per share – diluted	0.00	0.00	0.00

Cash Flow Statement for Nine Months Ended 1/31/16:

Net loss	(35,116)	(153,192)	(188,308)
Non-cash revenue	(183,333)	168,333	(15,000)
Deferred revenue	(4,309)	(15,141)	(19,450)